Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Critical accounting estimates and judgements	Critical estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items, highlighted as the 'critical estimates and judgements' in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of the group’s accounting policies that contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.
Management has considered the impact of climate-related risks on HSBC’s financial position and performance. While the effects of climate change are a source of uncertainty, as at 31 December 2024 management did not consider there to be a material impact on our critical judgements and estimates from the physical, transition and other climate-related risks in the short to medium term. In particular management has considered the known and observable potential impacts of climate-related risks of associated judgements and estimates in our value in use calculations.
Critical estimates and judgements

Investments in subsidiaries are tested for impairment when there is an indication that the investment may be impaired, which involves estimations of value in use reflecting management’s best estimate of the future cash flows of the investment and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:
Judgements	Estimates
–The accuracy of forecast cash flows is subject to a high degree of uncertainty in volatile market conditions. Where such circumstances are determined to exist, management re-tests for impairment more frequently than once a year when indicators of impairment exist. This ensures that the assumptions on which the cash flow forecasts are based continue to reflect current market conditions and management's best estimate of future business prospects.

–The future cash flows of each investment are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
–The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to the investment. The cost of equity percentage is generally derived from a capital asset pricing model and the market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
–Key assumptions used in estimating impairment in subsidiaries are described in Note 18.

Critical estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them, the measurement of fair value is more judgemental:
Judgements	Estimates
–An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, greater than 5% of the instrument’s valuation is driven by unobservable inputs.
–‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

–Details on the group’s level 3 financial instruments and the sensitivity of their valuation to the effect of applying reasonably possible alternative assumptions in determining their fair value are set out in Note 11.

Critical estimates and judgements

The calculation of the group’s ECL under IFRS 9 requires the group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Defining what is considered to be a significant increase in credit risk.
–Selecting and calibrating the PD, LGD and EAD models, which support the calculations, including making reasonable and supportable judgements about how models react to current and future economic conditions.
–Selecting model inputs and economic forecasts, including determining whether sufficient and appropriately weighted economic forecasts are incorporated to calculate unbiased expected credit loss.
–Making management judgemental adjustments to account for late breaking events, model and data limitations and deficiencies, and expert credit judgements.
–Selecting applicable recovery strategies for certain wholesale credit-impaired loans.

–The section ‘Measurement uncertainty and sensitivity analysis of ECL estimates’, marked as audited from page 58 sets out the assumptions used in determining ECL, and provides an indication of the sensitivity of the result to the application of different weightings being applied to different economic assumptions.

Critical estimates and judgements

The recognition of deferred tax assets depends on judgements and estimates.
Judgements	Estimates
–Specific judgements supporting deferred tax assets are described in Note 7.	The recognition of deferred tax assets is sensitive to estimates of future cash flows projected for periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of cash flows thereafter, on which forecasts of future taxable profit are based, and which affect the expected recovery periods and the pattern of utilisation of tax losses and tax credits.
Critical estimates and judgements

The recognition and measurement of provisions requires the group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
–Determining whether a present obligation exists. Professional advice is taken on the assessment of litigation and similar obligations.
–Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous estimates as appropriate. At more advanced stages, it is typically easier to make estimates around a better defined set of possible outcomes.

–Provisions for legal proceedings and regulatory matters remain very sensitive to the assumptions used in the estimate. There could be a wider range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result, it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions, because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved.

Origination of CRR	The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1-1.2	15bps
2.1-3.3	30bps
For these loans, the quantitative comparison is supplemented with additional CRR deterioration-based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch

Regulatory capital, IFRS 9 recalibration
HSBC makes use of the IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD
–Represents long-run average PD throughout a full economic cycle (for mortgage portfolios a hybrid approach, which sits between the extremes of point in time and through the cycle, is used for calculating long-run averages as required by the PRA).
–Default backstop of 90+ days past due for all portfolios (includes unlikely to pay ('UTP') criteria in line with internal policy).
–May be subject to a sovereign cap.

–Represents current portfolio quality and performance, adjusted for the impact of multiple forward-looking macroeconomic scenarios.
–Default backstop of 90+ days past due for all portfolios (includes UTP criteria in line with internal policy).

EAD	–Cannot be lower than current balance.	–Amortisation captured for term products. –Future drawdown captured for revolving products.
LGD
–Downturn LGD (consistent with losses we would expect to suffer during a severe but plausible economic downturn).
–Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data.
–Discounted using appropriate index (minimum 9%).
–All collection costs included.

–LGD based on recent portfolio performance data and includes the expected impact of future economic conditions such as change in the value of collateral.
–No floors applied, discounted using the original effective interest rate.
–Only costs associated with selling collateral and certain third-party costs are included.

Other		–Discounted back from point of default to balance sheet date.